Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Long-term debt
Long-term debt	€ 6,740,017	€ 6,836,108
Less current portion	(590,563)	(575,283)
Long-term debt, less current portion	6,149,454	6,260,825
Schuldschein loans
Long-term debt
Long-term debt	225,676	228,399
Bonds
Long-term debt
Long-term debt	6,403,346	6,492,120
Other
Long-term debt
Long-term debt	€ 110,995	€ 115,589